OTHER ASSETS AND OTHER LIABILITIES - The movement of investment properties (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in investment property [abstract]
Begining Balance	S/ 440,234
Ending Balance	450,929	S/ 440,234
Impairment loss	1,410	1,060
Cost
Changes in investment property [abstract]
Begining Balance	484,782	498,625
Additions	33,321	49,519
Sales	(26,775)	(16,165)
Disposals and other	(38)	(47,197)
Ending Balance	491,366	484,782
Accumulated depreciation
Changes in investment property [abstract]
Begining Balance	43,488	39,770
Sales	(11,435)	(3,154)
Disposals and other	247	(533)
Depreciation for the year	6,727	7,405
Ending Balance	39,027	43,488
Land [Member]
Changes in investment property [abstract]
Ending Balance	252,352
Impairment loss	689
Land [Member] | Cost
Changes in investment property [abstract]
Begining Balance	239,225
Additions	23,931
Sales	(9,362)
Disposals and other	(753)
Ending Balance	253,041	239,225
Land [Member] | Accumulated depreciation
Changes in investment property [abstract]
Begining Balance	0
Sales	0
Disposals and other	0
Depreciation for the year	0
Ending Balance	0	0
Buildings [member]
Changes in investment property [abstract]
Ending Balance	198,577
Impairment loss	721
Buildings [member] | Cost
Changes in investment property [abstract]
Begining Balance	245,557
Additions	9,390
Sales	(17,413)
Disposals and other	(791)
Ending Balance	238,325	245,557
Buildings [member] | Accumulated depreciation
Changes in investment property [abstract]
Begining Balance	43,488
Sales	(11,435)
Disposals and other	247
Depreciation for the year	6,727
Ending Balance	S/ 39,027	S/ 43,488